CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2018
Disclosure Of CASH AND BANK BALANCES [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
19.	CASH AND BANK BALANCES

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Cash on hand	35	42
Cash at banks	8,981	2,286
Cash and bank balances	9,016	2,328

Cash and bank balances are denominated in the following currencies:

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Renminbi	203	171
Hong Kong dollars	6	6
US dollars	8,807	2,151
	9,016	2,328

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks and bank deposits comprise cash held by the Company and short-term bank deposits with an original maturity of three months or less. The deposits carry interest at prevailing market rates.

As of December 31, 2018, the Company has restricted cash of RMB 1,719,000 (2017: nil), of which nil (2017: nil) was used as collateral for the Company’s bank borrowings, and nil was used as collateral for the Company’s financial derivatives (2017: nil). They were temporarily not available for general use by the Company.